Risk management - Regulatory Ratios (Details)	12 Months Ended
Dec. 31, 2020 building item
Risk management
Number of buildings established for contingency operation | building	3
Number of lines of defense in entity's risk control function	3
Risk tolerance (as a percent)	0.00%
Number of activities in entity's annual compliance program	70
Number of fora in entity's governance structure	2
Number of pillars in FCC framework	3
Number of pillars in risk management model	4
Time horizon of financial plan	3 years